UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED    MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices)(Zip code)

James Ash

         Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2619

Date of fiscal year end:

4/30

Date of reporting period:  07/31/12

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

	EAS Alternatives Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2012
Shares		Value

	OPEN-ENDED MUTUAL FUNDS - 96.8%
	ARBITRAGE FUNDS - 19.2%
108,802	Gabelli ABC Fund	$ 1,077,145
226,543	Gabelli Enterprise Mergers and Acquisitions Fund	2,546,343
		3,623,488
	DEBT FUNDS - 38.9%
322,744	DoubleLine Total Return Bond Fund	3,634,092
248,710	Payden Emerging Markets Bond Fund	3,710,751
		7,344,843
	HIGH YIELD BOND - 19.4%
509,248	Payden High Income Fund	3,661,496

	REAL ESTATE - 19.4%
152,420	Forward Select Income Fund	3,662,665

	TOTAL OPEN-ENDED MUTUAL FUNDS ( Cost - $17,713,020)	18,292,492

	SHORT-TERM INVESTMENTS - 2.9%
546,643	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - 0.01%*	546,643
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $546,643)

	TOTAL INVESTMENTS - 99.7% ( Cost - $18,259,663) (a)	$ 18,839,135
	ASSETS LESS OTHER LIABILITIES - 0.3%	49,474
	NET ASSETS - 100.0%	$ 18,888,609

*	Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation:	$ 579,472
	Unrealized depreciation:	-
	Net unrealized appreciation:	$ 579,472

	EAS Trademark Capital Global Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2012

Shares		Value
	COMMON STOCK - 30.0%
	APPAREL - 1.1%
2,986	Carter's, Inc.	$ 151,301

	BANKS - 1.3%
18,806	Boston Private Financial Holdings, Inc.	176,964

	BEVERAGES - 1.1%
1,379	Boston Beer Co., Inc.	148,546

	BIOTECHNOLOGY - 3.7%
1,635	Alexion Pharmaceuticals, Inc.	171,430
1,139	Biogen Idec, Inc.	166,100
6,821	Medicines Co.	170,798
		508,328
	CHEMICALS - 2.4%
1,263	Sherwin-Williams Co.	169,684
3,106	Valspar Corp.	155,921
		325,605
	COMMERCIAL SERVICES - 1.3%
5,378	Heartland Payment Systems, Inc.	170,483

	COMPUTERS - 1.2%
268	Apple, Inc.	163,684

	DIVERSIFIED FINANCIAL SERVICES - 1.3%
1,339	Visa, Inc.	172,825

	FOOD - 1.2%
1,743	Whole Foods Market, Inc.	159,972

	HEALTHCARE PRODUCTS - 2.2%
3,603	Cyberonics, Inc.	156,010
297	Intuitive Surgical, Inc.	143,005
		299,015
	HOUSEHOLD PRODUCTS/WARES - 1.2%
2,869	Church & Dwight Co., Inc.	165,283

	INTERNET - 1.2%
949	Equinix, Inc.	169,093

	LODGING - 1.2%
3,116	Wyndham Worldwide Corp.	162,188

	MISCELLANEOUS MANUFACTURING - 2.7%
3,849	Standex International Corp.	164,660
4,040	Sturm Ruger & Co., Inc.	199,697
		364,357
	OIL & GAS SERVICES - 1.3%
4,130	Hornbeck Offshore Services, Inc.	174,905

	PHARMACEUTICALS - 1.0%
9,803	Akorn, Inc.	134,007

	RETAIL - 3.4%
1,915	Buffalo Wild Wings, Inc.	139,010
3,142	Home Depot, Inc.	163,950
2,427	PetSmart, Inc.	160,449
		463,409
	SOFTWARE - 1.2%
4,043	Tyler Technologies, Inc.	157,758

	TOTAL COMMON STOCK ( Cost - $4,109,586)	4,067,723

	EAS Trademark Capital Global Fund
	PORTFOLIO OF INVESTMENTS (Unaudited)
	July 31, 2012

Shares		Value
	EXCHANGE TRADED FUNDS - 60.6%
	DEBT FUND - 35.0%
26,044	iShares Barclays 20+ Year Treasury Bond Fund	$ 3,377,907
11,559	iShares JPMorgan USD Emerging Markets Bond Fund	1,370,319
		4,748,226
	EQUITY FUND - 25.6%
16,403	iShares MSCI Pacific ex-Japan Index Fund	702,376
10,769	iShares MSCI Mexico Investable Market Index Fund	669,509
42,634	Vanguard Global ex-U.S. Real Estate ETF	2,102,709
		3,474,594

	TOTAL EXCHANGE TRADED FUNDS ( Cost - $8,046,416)	8,222,820

	SHORT-TERM INVESTMENTS - 9.4%
	MONEY MARKET FUND - 9.4%
1,280,658	Goldman Sachs Financial Square Funds - Treasury Instruments Fund - 0.01%*	1,280,658
	TOTAL SHORT-TERM INVESTMENTS ( Cost - $1,280,658)

	TOTAL INVESTMENTS - 100.00% ( Cost - $13,436,660)(a)	$ 13,571,201
	ASSETS LESS OTHER LIABILITIES - 0.0%	5,713
	NET ASSETS - 100.0%	$ 13,576,914

*	Money market fund; interest rate reflects seven-day effective yield on July 31, 2012.
(a)	Represents cost for financial reporting purposes. The cost for Federal income tax purposes is substantially
	the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

	Unrealized appreciation	$ 283,721
	Unrealized depreciation	(149,180)
	Net unrealized appreciation	$ 134,541

PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day as of which such value is being determined, and securities listed on NASDAQ are valued at the NASDAQ Official Closing Price. In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Options contracts listed on a securities exchange or board of trade (not including Index Options contracts) for which market quotations are readily available shall be valued at the last quoted sales price or, in the absence of a sale, at the last reported bid price on the valuation date.  Index Options listed on a securities exchange or board of trade for which market quotations are readily available shall be valued at the last reported bid price on the valuation date.  If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).   The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment.  Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy.  In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

EAS Funds
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
July 31, 2012

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of July 31, 2012 for the Fund’s assets and liabilities measured at fair value:

EAS Alternatives
Assets	Level 1	Level 2	Level 3	Total
Open Ended Mutual Funds	$ 18,292,492	$ -	$ -	$ 18,292,492
Exchange Traded Funds	$ 546,643	$ -	$ -	$ 546,643
Total	$ 18,839,135	$ -	$ -	$ 18,839,135

EAS Trademark Capital Global
Assets	Level 1	Level 2	Level 3	Total
Common Stock	$ 4,067,723	$ -	$ -	$ 4,067,723
Exchange Traded Funds	$ 8,222,820	$ -	$ -	$ 8,222,820
Money Market	$ 1,280,658	$ -	$ -	$ 1,280,658
Total	$ 13,571,201	$ -	$ -	$ 13,571,201
The Fund did not hold any Level 3 securities during the period.

There were no significant transfers into and out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to recognize transfers into or out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/1/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

10/1/12

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

10/1/12